TAXES ON INCOME - Unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of unrecognized tax benefits
Uncertain tax positions, beginning of year	$ 1,782	$ 1,081
Decrease related to previous years' tax positions	(385)	(247)
Increase related to previous years' tax positions		41
Increases in tax positions for current year	2,831	907
Uncertain tax positions, end of year	4,228	1,782
Uncertain tax positions - penalties accrued	$ 0	$ 0